UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    11/12/09
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:  $ 59,359 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
AK STEEL HOLDING CORP             com      001547108   $1,183,800.00   60,000   sole                            60,000
APPLE, INC.                       com      037833100   $1,668,150.00    9,000   sole                             9,000
BORGWARNER INC.                   com      099724106   $  907,800.00   30,000   sole                            30,000
BRINK'S COMPANY (THE)             com      109696104   $  968,760.00   36,000   sole                            36,000
BRINK'S HOME SECURITY
  HOLDINGS*, INC.                 com      109699108   $1,385,550.00   45,000   sole                            45,000
BROCADE COMMUNICATIONS
  SYSTEMS*, INC.                  com      111621306   $  825,300.00  105,000   sole                           105,000
CALGON CARBON CORPORATION         com      129603106   $2,603,584.46  175,562   sole                           175,562
CHESAPEAKE ENERGY CORPORATION     com      165167107   $1,363,200.00   48,000   sole                            48,000
CIENA CORPORATION                 com      171779309   $1,465,200.00   90,000   sole                            90,000
CITIGROUP INC.                    com      172967101   $1,161,600.00  240,000   sole                           240,000
COMMSCOPE INC                     com      203372107   $1,706,010.00   57,000   sole                            57,000
COMSTOCK RESOURCES INC(NEW)       com      205768203   $1,442,880.00   36,000   sole                            36,000
CONTINENTAL RESOURCES, INC        com      212015101   $1,175,100.00   30,000   sole                            30,000
COOPER TIRE & RUBBER CO.          com      216831107   $1,213,020.00   69,000   sole                            69,000
COVANTA HOLDING CORP              com      22282E102   $1,434,018.00   84,354   sole                            84,354
DIRECTV GROUP, INC (THE)          com      25459L106   $  992,880.00   36,000   sole                            36,000
EBAY INC.                         com      278642103   $  637,200.00   27,000   sole                            27,000
EMC CORPORATION MASS              com      268648102   $1,022,400.00   60,000   sole                            60,000
ETHAN ALLEN INTERIORS, INC        com      297602104   $  891,000.00   54,000   sole                            54,000
EXPRESS SCRIPTS COMMON            com      302182100   $1,163,700.00   15,000   sole                            15,000
FRESH DEL MONTE PRODUCE INC.      com      G36738105   $  542,640.00   24,000   sole                            24,000
GOOGLE, INC.                      com      38259P508   $1,785,060.00    3,600   sole                             3,600
INTEGRATED DEVICE TECH INC        com      458118106   $1,318,200.00  195,000   sole                           195,000
INTEL CORPORATION                 com      458140100   $  939,360.00   48,000   sole                            48,000
INTL GAME TECHNOLOGY              com      459902102   $1,031,040.00   48,000   sole                            48,000
KAISER ALUMINUM CORPORATION       com      483007704   $1,308,960.00   36,000   sole                            36,000
LAMAR ADVERTISING CO              com      512815101   $    8,232.00      300   sole                               300
MCDERMOTT INTL                    com      580037109   $1,516,200.00   60,000   sole                            60,000
MCMORAN EXPLORATION INC           com      582411104   $  339,750.00   45,000   sole                            45,000
MGM MIRAGE                        com      552953101   $1,444,800.00  120,000   sole                           120,000
MONSANTO COMPANY                  com      61166W101   $1,393,200.00   18,000   sole                            18,000
MORGAN STANLEY                    com      617446448   $1,296,960.00   42,000   sole                            42,000
NUCOR CORPORATION                 com      670346105   $1,410,300.00   30,000   sole                            30,000
ORION MARINE GROUP INC            com      68628V308   $  862,680.00   42,000   sole                            42,000
PETROHAWK ENERGY CORPORATION      com      716495106   $2,324,160.00   96,000   sole                            96,000
PLAINS EXPL & PROD CO LP          com      726505100   $1,286,190.00   46,500   sole                            46,500
PLAYBOY ENTERPRISES INC           com      728117300   $  924,120.00  306,000   sole                           306,000
QUALCOMM INC                      com      747525103   $1,484,340.00   33,000   sole                            33,000
RELIANCE STEEL & ALUMINUM CO      com      759509102   $1,276,800.00   30,000   sole                            30,000
SPDR GOLD TRUST ETF               com      78463V107   $2,965,500.00   30,000   sole                            30,000
STEEL DYNAMICS, INC.              com      858119100   $  690,300.00   45,000   sole                            45,000
TEXAS INSTRUMENTS INC.            com      882508104   $  994,980.00   42,000   sole                            42,000
TEXTRON INC.DEL.                  com      883203101   $1,138,800.00   60,000   sole                            60,000
THE GOODYEAR TIRE & RUBBER
  COM*PANY                        com      382550101   $  613,080.00   36,000   sole                            36,000
TICKETMASTER ENTERTAINMENT,
  INC.                            com      88633P302   $  701,400.00   60,000   sole                            60,000
ULTRA CLEAN HOLDINGS, INC.        com      90385V107   $  464,400.00   90,000   sole                            90,000
UNITED STATES STEEL
  CORPORATIO*N                    com      912909108   $2,129,760.00   48,000   sole                            48,000
W.R. GRACE & CO                   com      38388F108   $1,956,600.00   90,000   sole                            90,000
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